Principal Funds Inc | Blue Chip Fund [Member]
BLUE CHIP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Blue Chip Fund [Member]	Class A	Class C	Class P	Institutional Class	R-3	R-4	R-5	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Blue Chip Fund [Member]	Class A		Class C		Class P		Institutional Class		R-3		R-4		R-5		R-6
Management Fees (as a percentage of Assets)	0.68%		0.68%				0.68%		0.68%		0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%		1.00%				none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.35%		0.40%				0.01%		0.32%	[1]	0.28%	[1]	0.26%	[1]	176.25%	[1]
Expenses (as a percentage of Assets)	1.28%		2.08%				0.69%		1.25%		1.06%		0.94%		176.93%
Fee Waiver or Reimbursement	none	[2]	none	[2]			none	[3]	none		none		none		176.24%	[2]
Net Expenses (as a percentage of Assets)	1.28%		2.08%				0.69%		1.25%		1.06%		0.94%		0.69%
Management Fees (as a percentage of Assets)	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.35%		0.40%		0.19%		0.01%		0.32%	[4]	0.28%	[4]	0.26%	[4]	176.25%	[4]
Expenses (as a percentage of Assets)	1.28%		2.08%		0.87%		0.69%		1.25%		1.06%		0.94%		176.93%
Fee Waiver or Reimbursement	none	[5]	none	[5]	none	[5]	none		none		none		none		176.18%	[5]
Net Expenses (as a percentage of Assets)	1.28%		2.08%		0.87%		0.69%		1.25%		1.06%		0.94%		0.75%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class C, and 0.75% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Blue Chip Fund [Member]	Class A		Class C		Class P		Institutional Class		R-3		R-4		R-5		R-6
Management Fees (as a percentage of Assets)	0.68%		0.68%				0.68%		0.68%		0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%		1.00%				none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.35%		0.40%				0.01%		0.32%	[1]	0.28%	[1]	0.26%	[1]	176.25%	[1]
Expenses (as a percentage of Assets)	1.28%		2.08%				0.69%		1.25%		1.06%		0.94%		176.93%
Fee Waiver or Reimbursement	none	[2]	none	[2]			none	[3]	none		none		none		176.24%	[2]
Net Expenses (as a percentage of Assets)	1.28%		2.08%				0.69%		1.25%		1.06%		0.94%		0.69%
Management Fees (as a percentage of Assets)	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.35%		0.40%		0.19%		0.01%		0.32%	[4]	0.28%	[4]	0.26%	[4]	176.25%	[4]
Expenses (as a percentage of Assets)	1.28%		2.08%		0.87%		0.69%		1.25%		1.06%		0.94%		176.93%
Fee Waiver or Reimbursement	none	[5]	none	[5]	none	[5]	none		none		none		none		176.18%	[5]
Net Expenses (as a percentage of Assets)	1.28%		2.08%		0.87%		0.69%		1.25%		1.06%		0.94%		0.75%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class C, and 0.75% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Blue Chip Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	673	934	1,214	2,010	673	934	1,214	2,010
Class C	311	652	1,119	2,410	311	652	1,119	2,410
Class P					89	278	482	1,073
Institutional Class	70	221	384	859	70	221	384	859
R-3	127	397	686	1,511	127	397	686	1,511
R-4	108	337	585	1,294	108	337	585	1,294
R-5	96	300	520	1,155	96	300	520	1,155
R-6	70	798	1,174	1,655	77	803	1,179	1,660

Expense Example - Principal Funds Inc - Blue Chip Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	673	934	1,214	2,010	673	934	1,214	2,010
Class C	311	652	1,119	2,410	311	652	1,119	2,410
Class P					89	278	482	1,073
Institutional Class	70	221	384	859	70	221	384	859
R-3	127	397	686	1,511	127	397	686	1,511
R-4	108	337	585	1,294	108	337	585	1,294
R-5	96	300	520	1,155	96	300	520	1,155
R-6	70	798	1,174	1,655	77	803	1,179	1,660

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Blue Chip Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	211	652	1,119	2,410
Total	211	652	1,119	2,410

Expense Example, No Redemption - Principal Funds Inc - Blue Chip Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	211	652	1,119	2,410
Total	211	652	1,119	2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 36.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2016, this range was between approximately $499.2 million and $605.4 billion). The Fund focuses on the securities of “blue chip” companies, which are defined as large, well-established and financially sound companies; an issuer of blue chip stock typically has a market capitalization in the billions, is generally the market leader or among the top three companies in its sector, and is commonly a household name. The Fund invests in foreign securities. The Fund invests in growth equity securities, particularly with respect to equity securities of blue chip companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A, C, and P shares (September 30, 2013), Classes R-3, R-4, and R-5 shares (March 29, 2016), and Class R-6 shares (January 3, 2017), the performance shown in the bar chart for Class A shares and the table for Classes A, C, P, R-3, R-4, R-5 and R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(4.58)%

Average Annual Total Returns - Principal Funds Inc - Blue Chip Fund [Member]	Label	1 Year	Since Inception	Inception Date
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.19%
Class A	Class A Return Before Taxes	2.25%	11.94%	Jun. 14, 2012
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	2.12%	11.55%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.39%	9.42%
Class C	Class C Return Before Taxes	6.44%	12.49%	Jun. 14, 2012
Class P	Class P Return Before Taxes	8.73%	13.85%	Jun. 14, 2012
Institutional Class	Institutional Class Return Before Taxes	8.87%	14.06%	Jun. 14, 2012
R-3	Class R-3 Return Before Taxes	8.29%	13.41%	Jun. 14, 2012
R-4	Class R-4 Return Before Taxes	8.48%	13.62%	Jun. 14, 2012
R-5	Class R-5 Return Before Taxes	8.62%	13.76%	Jun. 14, 2012
R-6	Class R-6 Return Before Taxes	8.81%	13.99%	Jun. 14, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Bond Market Index Fund [Member]
BOND MARKET INDEX FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	Class J	Institutional Class	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (as a percentage of Offering Price) | Principal Funds Inc | Bond Market Index Fund [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Principal Funds Inc - Bond Market Index Fund [Member]		Class J		Institutional Class	R-1		R-2		R-3		R-4		R-5
Management Fees (as a percentage of Assets)		0.25%		0.25%	0.25%		0.25%		0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.35%		0.01%	0.54%		0.46%		0.33%		0.29%		0.27%
Acquired Fund Fees and Expenses		0.02%		0.02%	0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)		0.77%		0.28%	1.16%		1.03%		0.85%		0.66%		0.54%
Fee Waiver or Reimbursement	[2],[3]	0.03%		0.03%	0.03%		0.03%		0.03%		0.03%		0.03%
Net Expenses (as a percentage of Assets)		0.74%		0.25%	1.13%		1.00%		0.82%		0.63%		0.51%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending April 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.78% for Class J, 0.23% for Institutional, 1.11% for Class R-1, 0.98% for Class R-2, 0.80% for Class R-3, 0.61% for Class R-4, and 0.49% for Class R-5 shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Principal Funds Inc - Bond Market Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class J	176	243	425	951
Institutional Class	26	87	154	353
R-1	115	366	635	1,406
R-2	102	325	566	1,257
R-3	84	268	468	1,046
R-4	64	208	365	820
R-5	52	170	299	674

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | Bond Market Index Fund [Member] | Class J | USD ($)	76	243	425	951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 151.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of August 31, 2016 was 5.51 years. The Fund actively trades portfolio securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 16, 2010), the performance shown in the table for Class J shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 30, 2009.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).
During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '11	3.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(3.12)%

Average Annual Total Returns - Principal Funds Inc - Bond Market Index Fund [Member]	Label	1 Year	5 Years		Since Inception		Inception Date
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%		4.34%
Class J	Class J Return Before Taxes	0.64%	1.30%	[1]	2.54%	[1]	Dec. 30, 2009
Institutional Class	Institutional Class Return Before Taxes	2.17%	2.05%	[1]	3.34%	[1]	Dec. 30, 2009
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	1.39%	1.17%	[1]	2.47%	[1]
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.23%	1.19%	[1]	2.22%	[1]
R-1	Class R-1 Return Before Taxes	1.30%	0.95%		2.27%		Dec. 30, 2009
R-2	Class R-2 Return Before Taxes	1.41%	1.08%		2.41%		Dec. 30, 2009
R-3	Class R-3 Return Before Taxes	1.59%	1.27%		2.59%		Dec. 30, 2009
R-4	Class R-4 Return Before Taxes	1.83%	1.46%		2.80%		Dec. 30, 2009
R-5	Class R-5 Return Before Taxes	1.95%	1.57%		2.91%		Dec. 30, 2009
[1]	During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Principal Funds Inc | Capital Securities Fund [Member]
CAPITAL SECURITIES FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	USD ($)
Shareholder Fee, Other | Principal Funds Inc | Capital Securities Fund [Member] | Class S	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	Principal Funds Inc Capital Securities Fund [Member] Class S
Management Fees (as a percentage of Assets)	none
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.08%
Fee Waiver or Reimbursement	0.07%	[1]
Net Expenses (as a percentage of Assets)	0.01%	[2]
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has agreed contractually to limit the Fund's expenses attributable to Class S shares by paying, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently (and in any event, through April 30, 2018); however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit.
[2]	The table reflects that Principal Global Investors, LLC ("PGI"), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by your sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid to the registered investment advisor.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | Capital Securities Fund [Member] | Class S | USD ($)	1	3	6	13

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 8.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), as well as preferred securities, including preferred stock, junior subordinated debt and contingent convertible securities (“CoCos”), issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. “Tier 2” capital is a regulatory term in the banking industry for subordinated debt securities that are subordinated to equity and Tier 1 capital in the event of the issuer’s liquidation. Tier 2 capital securities may have deferrable coupons and interest and principal write-down features. Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
All of the Tier 2 and preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest up to 100% of its assets in below investment grade (sometimes called “junk”) preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the preferred security has been rated by only one of those agencies, that rating will determine whether the preferred security is below investment grade; if the preferred security has not been rated by either of those agencies, those selecting such investments will determine whether the preferred security is of a quality comparable to those rated below investment grade), provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody's. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. (foreign) financial services (i.e., banking, insurance and commercial finance) industry.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	57.46% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
1.49% in securities rated Aa	22.53% in securities rated Ba	0.00% in securities rated Ca	1.63% in securities not rated
14.77% in securities rated A	2.12% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a fund’s control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund's investments in these companies may lose significant value during such periods.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 14, 2014).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	(0.81)%

Average Annual Total Returns - Principal Funds Inc - Capital Securities Fund [Member]	Label	1 Year	Since Inception	Inception Date
BofA Merrill Lynch U.S. All Capital Securities Index	BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	3.81%	5.93%
BofA Merrill Lynch U.S. Capital Securities Index [Member]	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	5.21%	4.13%
Class S	Class S Return Before Taxes	5.67%	4.68%	Mar. 14, 2014
Class S | After Taxes on Distributions	Class S Return After Taxes on Distributions	3.93%	2.62%
Class S | After Taxes on Distributions and Sales	Class S Return After Taxes on Distributions and Sale of Fund Shares	3.74%	2.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and would be different for the other share classes.
Effective January 1, 2017, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Capital Securities Index to the BofA Merrill Lynch U.S. All Capital Securities Index because the BofA Merrill Lynch U.S. All Capital Securities Index more closely aligns with the Fund’s investments.

Principal Funds Inc | Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
Objective:
The Fund seeks a long-term total return in excess of inflation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Diversified Real Asset Fund [Member]	Class A	Class C	Class P	Institutional Class	R-3	R-4	R-5	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Diversified Real Asset Fund [Member]	Apr. 07, 2017 Class A		Apr. 07, 2017 Class C		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-3		Apr. 07, 2017 R-4		Apr. 07, 2017 R-5		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class C		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-3		Dec. 31, 2016 R-4		Dec. 31, 2016 R-5		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		0.10%		none		none		0.25%		1.00%		none		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.22%		0.31%		0.06%		0.33%	[1]	0.29%	[1]	0.27%	[1]	0.17%		0.22%		0.31%		0.33%		0.06%		0.33%	[2]	0.29%	[2]	0.27%	[2]	0.17%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)	1.30%		2.14%		0.89%		1.41%		1.22%		1.10%		1.00%		1.30%		2.14%		1.16%		0.89%		1.41%		1.22%		1.10%		1.00%
Fee Waiver or Reimbursement	0.03%	[3]	0.12%	[3]	none	[3]	none		none		none		0.15%	[3]	0.03%	[4]	0.12%	[4]	0.13%	[4]	none	[4]	none		none		none		0.10%	[4]
Net Expenses (as a percentage of Assets)	1.27%		2.02%		0.89%		1.41%		1.22%		1.10%		0.85%		1.27%		2.02%		1.03%		0.89%		1.41%		1.22%		1.10%		0.90%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
[2]	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% and for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% for Institutional Class, and 0.88% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Diversified Real Asset Fund [Member]	Class A		Class C		Class P		Institutional Class		R-3		R-4		R-5		R-6
Management Fees (as a percentage of Assets)	0.81%		0.81%				0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and Service (12b-1) Fees	0.25%		1.00%				none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.22%		0.31%				0.06%		0.33%	[1]	0.29%	[1]	0.27%	[1]	0.17%
Acquired Fund Fees and Expenses	0.02%		0.02%				0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)	1.30%		2.14%				0.89%		1.41%		1.22%		1.10%		1.00%
Fee Waiver or Reimbursement	0.03%	[2]	0.12%	[2]			none	[2]	none		none		none		0.15%	[2]
Net Expenses (as a percentage of Assets)	1.27%		2.02%				0.89%		1.41%		1.22%		1.10%		0.85%
Management Fees (as a percentage of Assets)	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.22%		0.31%		0.33%		0.06%		0.33%	[3]	0.29%	[3]	0.27%	[3]	0.17%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)	1.30%		2.14%		1.16%		0.89%		1.41%		1.22%		1.10%		1.00%
Fee Waiver or Reimbursement	0.03%	[4]	0.12%	[4]	0.13%	[4]	none	[4]	none		none		none		0.10%	[4]
Net Expenses (as a percentage of Assets)	1.27%		2.02%		1.03%		0.89%		1.41%		1.22%		1.10%		0.90%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% and for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% for Institutional Class, and 0.88% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Diversified Real Asset Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	500	769	1,058	1,881	500	769	1,058	1,881
Class C	305	658	1,138	2,463	305	658	1,138	2,463
Class P					105	356	626	1,397
Institutional Class	91	284	493	1,096	91	284	493	1,096
R-3	144	446	771	1,691	144	446	771	1,691
R-4	124	387	670	1,477	124	387	670	1,477
R-5	112	350	606	1,340	112	350	606	1,340
R-6	87	303	538	1,211	92	308	543	1,216

Expense Example - Principal Funds Inc - Diversified Real Asset Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	500	769	1,058	1,881	500	769	1,058	1,881
Class C	305	658	1,138	2,463	305	658	1,138	2,463
Class P					105	356	626	1,397
Institutional Class	91	284	493	1,096	91	284	493	1,096
R-3	144	446	771	1,691	144	446	771	1,691
R-4	124	387	670	1,477	124	387	670	1,477
R-5	112	350	606	1,340	112	350	606	1,340
R-6	87	303	538	1,211	92	308	543	1,216

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Diversified Real Asset Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	205	658	1,138	2,463
Total	205	658	1,138	2,463

Expense Example, No Redemption - Principal Funds Inc - Diversified Real Asset Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	205	658	1,138	2,463
Total	205	658	1,138	2,463

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 77.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies (which include tangible assets and investments that are expected to perform well in periods of high inflation) such as the following: inflation-indexed bonds, securities of real estate companies, commodity-linked derivatives and commodity index-linked notes, U.S. treasury and agency notes and bonds, foreign currency, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of U.S. and non-U.S. agriculture companies, and securities of U.S. and non-U.S. timber companies.
The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC, the Fund’s investment advisor, determines the Fund's strategic asset allocation among the general investment categories described below, which are executed by multiple sub-advisors. The allocations will vary from time to time, and the Fund may add additional investment categories. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate and energy/natural resources industries. Except for the foregoing concentration policy, the Fund retains considerable latitude in allocating its assets. The Fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fixed income portion of the Fund is not managed to a particular maturity or duration.
A portion of the Fund's assets is invested in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
A portion of the Fund's assets is invested in a combination of commodity index-linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities. The fixed income securities are primarily short-term U.S. Treasury and Agency notes and bonds.
A portion of the Fund's assets is invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund's assets is invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.
A portion of the Fund's assets is invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund invests primarily in the mid-stream category of MLPs, which is generally comprised of pipelines used to gather, process, transport, and distribute natural gas, crude oil, and refined petroleum products.
A portion of the Fund’s assets is invested in domestic and foreign publicly-listed infrastructure companies. Publicly-listed infrastructure equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation, communications, water, electricity transmission and distribution, and oil and gas storage, processing and transportation industries.
A portion of the Fund’s assets is invested in below-investment-grade (sometimes called “junk”) or comparable unrated floating rate debt (also known as bank loans, syndicated loans, leveraged loans or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g. LIBOR or the federal funds rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.
A portion of the Fund's assets is invested in securities of U.S. and non-U.S. agricultural companies. These include companies contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply chain services, as well as the production of farming inputs such as machinery, agricultural chemicals and seeds.
A portion of the Fund’s assets is invested in securities of U.S. and non-U.S. timber companies. These include companies active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.
A portion of the Fund’s assets is invested in currency forward contracts and options for the purpose of hedging risk and providing total return. This portion of the Fund invests in currencies of economically and politically stable industrialized nations, and approximately 20 of the most liquid emerging market currencies. To help preserve purchasing power, when domestic inflation increases, the Fund seeks to invest in currencies in countries where inflation remains low and stable.
A portion of the Fund’s assets is invested in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Fund invests in the Cayman Subsidiary to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). The Cayman Subsidiary invests in commodity-linked derivatives, including commodity-linked swaps, commodity futures contracts and/or options on commodities, as well as instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary's derivatives positions.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

46.79% in securities rated Aaa	5.18% in securities rated Baa	2.11% in securities rated Caa	0.03% in securities rated D
0.00% in securities rated Aa	22.45% in securities rated Ba	0.01% in securities rated Ca	9.10% in securities not rated
1.05% in securities rated A	13.28% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Agriculture Sector Risk. Agriculture-related investments are subject to risks from a number of economic forces, including forces affecting the agricultural, commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural sector and related industries. In particular, agricultural production and trade flows are significantly affected by government policies and regulations. Companies involved in agriculture are also particularly sensitive to changing weather conditions and other natural disasters.
Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investments Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Commodity Index-Linked Notes. Commodity index-linked notes expose the fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged. At the maturity of the note, the fund may receive more or less principal than it originally invested. The fund may also receive interest payments on the note that are less than the stated coupon interest payments.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Energy/Natural Resources. A fund concentrating in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation, taxes and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (September 27, 2010), Class R-6 shares (December 31, 2014), and Classes R-3, R-4, and R-5 shares (March 29, 2016), the performance shown in the table for Classes P, R-3, R-4, R-5 and R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold March 16, 2010.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 16, 2010).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(10.42)%

Average Annual Total Returns - Principal Funds Inc - Diversified Real Asset Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Diversified Real Asset Strategic Index	Diversified Real Asset Strategic Index (reflects no deduction for fees, expenses, or taxes)	12.40%	1.31%	2.28%
Bloomberg Barclays US Treasury TIPS Index [Member]	Bloomberg Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	4.68%	0.89%	3.32%
S&P Global Infrastructure Index	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	11.45%	6.77%	5.54%
S&P Global Natural Resources Index	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	31.45%	(0.82%)	(1.29%)
Bloomberg Commodity Index	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	11.77%	(8.95%)	(5.86%)
FTSE EPRA/NAREIT Developed Markets Index	FTSE EPRA/NAREIT Developed Markets Index (reflects no deduction for fees, expenses, or taxes)	4.06%	9.48%	8.15%
Class A	Class A Return Before Taxes	1.44%	0.36%	2.46%	Mar. 16, 2010
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	0.57%	(0.18%)	1.94%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.96%	0.19%	1.83%
Class C	Class C Return Before Taxes	3.58%	0.36%	2.28%	Mar. 16, 2010
Class P	Class P Return Before Taxes	5.72%	1.40%	3.31%	Mar. 16, 2010
Institutional Class	Institutional Class Return Before Taxes	5.86%	1.52%	3.45%	Mar. 16, 2010
R-3	Class R-3 Return Before Taxes	5.34%	1.00%	2.92%	Mar. 16, 2010
R-4	Class R-4 Return Before Taxes	5.53%	1.19%	3.11%	Mar. 16, 2010
R-5	Class R-5 Return Before Taxes	5.67%	1.31%	3.24%	Mar. 16, 2010
R-6	Class R-6 Return Before Taxes	5.86%	1.52%	3.44%	Mar. 16, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Strategic Index are as follows: 35% Bloomberg Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The blended index returns reflect the allocation described in the preceding sentence.

Principal Funds Inc | Dynamic High Yield Explorer Fund
DYNAMIC HIGH YIELD EXPLORER FUND
On June 6, 2017, delete the preceding Objective, and replace with the following:Objective:	Objective:
The Fund seeks to provide a high level of current income.	The Fund seeks to provide a high level of current income with an emphasis on managing volatility.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Dynamic High Yield Explorer Fund	Class A	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Principal Funds Inc - Dynamic High Yield Explorer Fund		Class A	Institutional Class
Management Fees (as a percentage of Assets)		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.77%	0.62%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		1.68%	1.28%
Fee Waiver or Reimbursement	[1]	0.57%	0.52%
Net Expenses (as a percentage of Assets)		1.11%	0.76%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A and 0.75% for Institutional Class shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Principal Funds Inc - Dynamic High Yield Explorer Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	484	831	1,202	2,242
Institutional Class	78	354	652	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 112.8% of the average value of its portfolio.

On June 6, 2017, delete the first paragraph in the Principal Investment Strategies section, and replace with the following:	Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate debt securities, including bank loans and corporate bonds, and other investment companies that provide investment exposure to such floating rate securities. Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. Floating rate debt securities are often below investment grade rated securities (sometimes called “high yield” or “junk”) which are rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”) (if the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade). The Fund also invests in US and non-US fixed-rate loans, investment grade and below investment grade corporate bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 2 years. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and non-U.S. below investment grade securities (sometimes called “high yield” or "junk") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade). The Fund has a flexible investment strategy and invests in bank loans (also known as senior floating rate interests) and bonds. The Fund also invests in U.S. and non-U.S. investment grade corporate bonds. In addition, the Fund also invests some of its assets in corporate debt securities of issuers in emerging market countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 5 years. The Fund is not managed to a particular maturity. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.
The Fund uses derivative instruments for hedging, managing fixed income exposure, managing foreign currency exposure, and/or mitigating volatility. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in futures contracts (including Treasury, sovereign bond and volatility futures) and/or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposure to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	12.45% in securities rated Baa	10.00% in securities rated Caa	0.08% in securities rated D
0.00% in securities rated Aa	49.30% in securities rated Ba	0.00% in securities rated Ca	0.24% in securities not rated
0.00% in securities rated A	27.93% in securities rated B	0.00% in securities rated C

On June 6, 2017, under Principal Risks, delete the Emerging Markets Risk and the Foreign Currency Risk.	Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 10, 2014).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '15	(3.74)%

On June 6, 2017, delete the preceding Average Annual Total Returns table and the two paragraphs that follow, and replace with the following:
Average Annual Total Returns - Principal Funds Inc - Dynamic High Yield Explorer Fund	Apr. 07, 2017 Label	Apr. 07, 2017 1 Year	Apr. 07, 2017 Since Inception	Dec. 31, 2016 Label	Dec. 31, 2016 1 Year	Dec. 31, 2016 Since Inception	Dec. 31, 2016 Inception Date
Bloomberg Barclays High Yield 2% Issuer Constrained Index	Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%	Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%
S&P/LSTA Leveraged Loan 100 Index	S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%	S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%
Dynamic High Yield Explorer Blended Index				Dynamic High Yield Explorer Blended Index (reflects no deduction for fees, expenses, or taxes)	13.98%	3.40%
Class A	Class A Return Before Taxes	7.95%	0.18%	Class A Return Before Taxes	7.95%	0.18%	Sep. 10, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	5.63%	(1.88%)	Class A Return After Taxes on Distributions	5.63%	(1.88%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82%)	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82%)
Institutional Class	Institutional Class Return Before Taxes	12.63%	2.24%	Institutional Class Return Before Taxes	12.63%	2.24%	Sep. 10, 2014

Average Annual Total Returns - Principal Funds Inc - Dynamic High Yield Explorer Fund	Apr. 07, 2017 Label	Apr. 07, 2017 1 Year	Apr. 07, 2017 Since Inception	Dec. 31, 2016 Label	Dec. 31, 2016 1 Year	Dec. 31, 2016 Since Inception	Dec. 31, 2016 Inception Date
Bloomberg Barclays High Yield 2% Issuer Constrained Index	Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%	Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%
S&P/LSTA Leveraged Loan 100 Index	S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%	S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%
Dynamic High Yield Explorer Blended Index				Dynamic High Yield Explorer Blended Index (reflects no deduction for fees, expenses, or taxes)	13.98%	3.40%
Class A	Class A Return Before Taxes	7.95%	0.18%	Class A Return Before Taxes	7.95%	0.18%	Sep. 10, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	5.63%	(1.88%)	Class A Return After Taxes on Distributions	5.63%	(1.88%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82%)	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82%)
Institutional Class	Institutional Class Return Before Taxes	12.63%	2.24%	Institutional Class Return Before Taxes	12.63%	2.24%	Sep. 10, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective June 6, 2017, the Fund's primary benchmark changed from Bloomberg Barclays High Yield 2% Issuer Constrained Index to S&P/LSTA Leveraged Loan 100 Index because S&P/LSTA Leveraged Loan 100 Index is more representative of the Fund's strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Dynamic High Yield Explorer Blended Index are as follows: 50% Bloomberg Barclays High Yield 2% Issuer Constrained Index and 50% S&P/LSTA Leveraged Loan 100 Index. The blended index returns reflect the allocation described in the preceding sentence.

Principal Funds Inc | EDGE MidCap Fund
EDGE MIDCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Institutional Class	R-6
Shareholder Fee, Other | Principal Funds Inc | EDGE MidCap Fund	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - EDGE MidCap Fund	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	none		none		none		none
Other Expenses (as a percentage of Assets):	0.04%		176.27%	[1]	0.04%		176.27%	[2]
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.80%		177.03%		0.80%		177.03%
Fee Waiver or Reimbursement	none	[3]	176.25%	[3]	none	[4]	176.17%	[4]
Net Expenses (as a percentage of Assets)	0.80%		0.78%		0.80%		0.86%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class and 0.85% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - EDGE MidCap Fund	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	none		none		none		none
Other Expenses (as a percentage of Assets):	0.04%		176.27%	[1]	0.04%		176.27%	[2]
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.80%		177.03%		0.80%		177.03%
Fee Waiver or Reimbursement	none	[3]	176.25%	[3]	none	[4]	176.17%	[4]
Net Expenses (as a percentage of Assets)	0.80%		0.78%		0.80%		0.86%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class and 0.85% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - EDGE MidCap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	82	255	444	990
R-6	80	801	1,176	1,658
Institutional Class	82	255	444	990
R-6	88	809	1,183	1,665

Expense Example - Principal Funds Inc - EDGE MidCap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	82	255	444	990
R-6	80	801	1,176	1,658
Institutional Class	82	255	444	990
R-6	88	809	1,183	1,665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 28, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 22.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of November 30, 2016, this range was between approximately $499.2 million and $49.2 billion). The Fund invests in real estate investment trust ("REIT") securities. The Fund invests in foreign securities.
Using strategy-specific metrics to screen the investment universe and fundamental research and risk management tools to select and monitor specific investments, the Fund seeks to construct an investment portfolio that has a "blend" of equity securities with value and/or growth characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold September 28, 2015.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 28, 2015).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '16	9.58%
Lowest return for a quarter during the period of the bar chart above:	Q3 '16	2.54%

Average Annual Total Returns - Principal Funds Inc - EDGE MidCap Fund	Label	1 Year	Since Inception	Inception Date
Russell Midcap Index [Member]	Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	13.80%	15.54%
Institutional Class	Institutional Class Return Before Taxes	24.44%	20.60%	Sep. 28, 2015
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	22.44%	18.96%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.14%	15.20%
R-6	Class R-6 Return Before Taxes	24.38%	20.56%	Sep. 28, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
Objective:
The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Global Multi-Strategy Fund [Member]	Class A	Class C	Class P	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Global Multi-Strategy Fund [Member]	Apr. 07, 2017 Class A		Apr. 07, 2017 Class C		Apr. 07, 2017 Institutional Class		Dec. 31, 2016 Class A		Dec. 31, 2016 Class C		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class
Management Fees (as a percentage of Assets)	1.56%		1.56%		1.56%		1.56%		1.56%		1.56%		1.56%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		1.00%		none		none
Component1 Other Expenses	0.44%		0.44%		0.44%		0.44%		0.44%		0.44%		0.44%
Component2 Other Expenses	0.03%		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Component3 Other Expenses	0.13%		0.21%		0.05%		0.13%		0.21%		0.15%		0.05%
Other Expenses (as a percentage of Assets):	0.60%		0.68%		0.52%		0.60%		0.68%		0.62%		0.52%
Acquired Fund Fees and Expenses	0.04%		0.04%		0.04%		0.04%		0.04%		0.04%		0.04%
Expenses (as a percentage of Assets)	2.45%		3.28%		2.12%		2.45%		3.28%		2.22%		2.12%
Fee Waiver or Reimbursement	0.04%	[1]	0.04%	[1],[2]	0.04%	[1],[3]	0.04%	[4]	0.04%	[4],[5]	0.04%	[4],[5]	0.04%	[4]
Net Expenses (as a percentage of Assets)	2.41%		3.24%		2.08%		2.41%		3.24%		2.18%		2.08%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2017. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Global Multi-Strategy Fund [Member]	Apr. 07, 2017 Class A		Apr. 07, 2017 Class C		Apr. 07, 2017 Institutional Class		Dec. 31, 2016 Class A		Dec. 31, 2016 Class C		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class
Management Fees (as a percentage of Assets)	1.56%		1.56%		1.56%		1.56%		1.56%		1.56%		1.56%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		1.00%		none		none
Component1 Other Expenses	0.44%		0.44%		0.44%		0.44%		0.44%		0.44%		0.44%
Component2 Other Expenses	0.03%		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Component3 Other Expenses	0.13%		0.21%		0.05%		0.13%		0.21%		0.15%		0.05%
Other Expenses (as a percentage of Assets):	0.60%		0.68%		0.52%		0.60%		0.68%		0.62%		0.52%
Acquired Fund Fees and Expenses	0.04%		0.04%		0.04%		0.04%		0.04%		0.04%		0.04%
Expenses (as a percentage of Assets)	2.45%		3.28%		2.12%		2.45%		3.28%		2.22%		2.12%
Fee Waiver or Reimbursement	0.04%	[1]	0.04%	[1],[2]	0.04%	[1],[3]	0.04%	[4]	0.04%	[4],[5]	0.04%	[4],[5]	0.04%	[4]
Net Expenses (as a percentage of Assets)	2.41%		3.24%		2.08%		2.41%		3.24%		2.18%		2.08%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2017. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Global Multi-Strategy Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	610	1,106	1,628	3,054
Class C	427	1,006	1,709	3,574
Institutional Class	211	660	1,135	2,449
Class A	610	1,106	1,628	3,054
Class C	427	1,006	1,709	3,574
Class P	221	690	1,186	2,551
Institutional Class	211	660	1,135	2,449

Expense Example - Principal Funds Inc - Global Multi-Strategy Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	610	1,106	1,628	3,054	610	1,106	1,628	3,054
Class C	427	1,006	1,709	3,574	427	1,006	1,709	3,574
Class P					221	690	1,186	2,551
Institutional Class	211	660	1,135	2,449	211	660	1,135	2,449

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Global Multi-Strategy Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	327	1,006	1,709	3,574
Total	327	1,006	1,709	3,574

Expense Example, No Redemption - Principal Funds Inc - Global Multi-Strategy Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	327	1,006	1,709	3,574
Total	327	1,006	1,709	3,574

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 233.9% of the average value of its portfolio.

Principal Investment Strategies

Principal Global Investors, LLC ("PGI"), the Fund's investment adviser, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. PGI allocates the Fund’s assets to the investment strategies described below, which one or more sub-advisors execute. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies. PGI has considerable latitude in allocating the assets to the strategies; however, the Fund's investments in its Cayman Subsidiary at any time will not exceed 25% of the Fund's net assets.
In pursuing its strategies, the Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, floating rate debt, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The Fund invests in investment-grade and below investment-grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund actively trades portfolio securities.
The Fund invests in derivative instruments, including futures, options, swaps, and forwards. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The strategies use derivative transactions for various purposes, including to gain exposure to securities and to attempt to reduce risk. The Fund may invest in money market funds to support its derivative positions.
The Fund takes long and short positions in securities and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. Short positions benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument increases. Long positions profit if the value of the instrument increases. Simultaneously engaging in long investing and short selling reduces the net exposure to general market movements. The Fund also takes relative value positions in an effort capitalize on price differences between similar securities or relative value among securities of the same company.
Commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. This strategy includes investing a portion of the Fund’s assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”) to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). The Fund, either directly or through its Cayman Subsidiary, invests in commodity-linked derivatives and in instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for derivatives positions.
Credit Long/Short. This strategy uses a flexible approach to invest primarily in fixed income securities and related instruments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies. This strategy uses derivative instruments, including options, futures contracts, forwards and swaps and may gain its investment exposure substantially through such instruments. The strategy may also use derivative instruments in an effort to minimize volatility. This strategy may obtain market exposure by entering into a series of purchase and sale contracts and using other investment techniques, may purchase securities on a when-issued, delayed delivery or forward commitment basis, and may engage in short sales.
Emerging Market Long/Short Credit. This strategy takes long and short positions with respect to selected emerging market issuers when the Sub-Advisor identifies factors (for example, macro-economic factors such as direction of currencies and interest rates, and country- or credit-specific factors such as GDP growth or fundamentals of the issuer) that it believes will drive substantial appreciation or depreciation of the particular exposure. The strategy's geographic focus is derived from economic and political developments and the specific nature of local jurisdictions in the emerging markets.
Equity Long/Short. This strategy provides long and short exposure to a diversified portfolio of U.S. and non-U.S. equities. The strategy simultaneously invests long in equities the sub-advisor expects to increase in value and either "short" sells equities the sub-advisor expects to decrease in value or hedges equity market exposure another way (for example, by using derivatives such as futures or options). This strategy uses two methods of analysis: fundamental analysis, which involves examining a company's financial statements and operations, especially sales, earnings, products, management and competition; and quantitative analysis, which involves using mathematical models to examine a company's measurable characteristics such as revenue, earnings, margins and market share.
Equity Market Neutral. This strategy seeks to exploit pricing inefficiencies between related equity securities and to neutralize exposure to market risk by maintaining long and short positions. This strategy is not expected to have material industry over- or under-weights.
Dedicated Short Bias. This strategy "short" sells stocks that are viewed negatively by the market and seeks to neutralize exposure to market risk by maintaining long and short positions.
Global Macro. This strategy provides long and short exposure to a broad spectrum of assets (including developed country equities, currencies, bonds, commodities, and interest rates) in an effort to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions.
Emerging Markets. This strategy invests in equities, bonds, and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, debt, and currency markets, and long and short exposure to liquid equity securities traded on emerging and developed market exchanges.
Convertible Arbitrage. This strategy seeks to profit from the pricing complexity of convertible bonds by structuring trades using multiple securities within a convertible bond issuer's capital structure. For example, the Fund may purchase an issuer's convertible bond and simultaneously sell short the same issuer's common stock to take advantage of a mispricing of either security. This strategy may use derivatives to hedge against a decline in interest rates or credit exposure.
Managed Futures. This strategy uses quantitative selection models to help predict movements in any combination of fixed income, currency, commodity, or equity markets. This strategy provides long and short exposure to: commodities; developed country equities, bonds, and currency markets; and emerging country equity and currency markets.
Event Driven. This strategy invests in securities of companies on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage, where the Fund holds a long/short portfolio of stocks of companies involved in mergers.
Fixed Income Arbitrage. This strategy seeks to exploit mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to: developed country bond and currency markets; investment grade and high yield credit markets; and forward mortgage-backed securities trading in the to-be-announced ("TBA") markets.
Market Neutral Fixed Income. This strategy invests in a diverse and large number of individual assets in an effort to hold long and short positions across many different product types that have attractive return characteristics with low volatility and that exhibit low correlation to fixed income and equity markets.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Arbitrage Trading Risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, in which case the fund may realize losses.
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investments Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, if at all, and that the market price of a stock declines.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (June 14, 2012), the performance shown in the table for Class C shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class C shares. These adjustments for Class C shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 24, 2011.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 24, 2011).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '12	2.81%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(1.99)%

Average Annual Total Returns - Principal Funds Inc - Global Multi-Strategy Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index [Member]	HFRI (Hedge Fund Research Inc.) Fund-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	0.53%	3.42%	3.20%
Class A	Class A Return Before Taxes	(1.01%)	2.34%	2.16%	Oct. 24, 2011
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.01%)	1.99%	1.82%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.57%)	1.78%	1.64%
Class C	Class C Return Before Taxes	1.03%	2.39%	2.16%	Oct. 24, 2011
Class P	Class P Return Before Taxes	3.17%	3.38%	3.16%	Oct. 24, 2011
Institutional Class	Institutional Class Return Before Taxes	3.27%	3.52%	3.29%	Oct. 24, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Global Opportunities Fund [Member]
GLOBAL OPPORTUNITIES FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Global Opportunities Fund [Member]	Class A	Class C	Class P	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Global Opportunities Fund [Member]	Apr. 07, 2017 Class A		Apr. 07, 2017 Class C		Apr. 07, 2017 Institutional Class		Dec. 31, 2016 Class A		Dec. 31, 2016 Class C		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class
Management Fees (as a percentage of Assets)	0.83%		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		1.00%		none		none
Other Expenses (as a percentage of Assets):	0.84%		1.66%		0.02%		0.84%		1.66%		3.67%		0.02%
Expenses (as a percentage of Assets)	1.92%		3.49%		0.85%		1.92%		3.49%		4.50%		0.85%
Fee Waiver or Reimbursement	0.42%	[1]	1.24%	[1]	none	[2]	0.42%	[3]	1.24%	[3]	3.47%	[3]	none
Net Expenses (as a percentage of Assets)	1.50%		2.25%		0.85%		1.50%		2.25%		1.03%		0.85%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Global Opportunities Fund [Member]	Apr. 07, 2017 Class A		Apr. 07, 2017 Class C		Apr. 07, 2017 Institutional Class		Dec. 31, 2016 Class A		Dec. 31, 2016 Class C		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class
Management Fees (as a percentage of Assets)	0.83%		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		1.00%		none		none
Other Expenses (as a percentage of Assets):	0.84%		1.66%		0.02%		0.84%		1.66%		3.67%		0.02%
Expenses (as a percentage of Assets)	1.92%		3.49%		0.85%		1.92%		3.49%		4.50%		0.85%
Fee Waiver or Reimbursement	0.42%	[1]	1.24%	[1]	none	[2]	0.42%	[3]	1.24%	[3]	3.47%	[3]	none
Net Expenses (as a percentage of Assets)	1.50%		2.25%		0.85%		1.50%		2.25%		1.03%		0.85%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Global Opportunities Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	694	1,081	1,493	2,638
Class C	328	956	1,706	3,683
Institutional Class	87	271	471	1,049
Class A	694	1,081	1,493	2,638
Class C	328	956	1,706	3,683
Class P	105	1,045	1,995	4,412
Institutional Class	87	271	471	1,049

Expense Example - Principal Funds Inc - Global Opportunities Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	694	1,081	1,493	2,638	694	1,081	1,493	2,638
Class C	328	956	1,706	3,683	328	956	1,706	3,683
Class P					105	1,045	1,995	4,412
Institutional Class	87	271	471	1,049	87	271	471	1,049

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Global Opportunities Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	228	956	1,706	3,683
Total	228	956	1,706	3,683

Expense Example, No Redemption - Principal Funds Inc - Global Opportunities Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	228	956	1,706	3,683
Total	228	956	1,706	3,683

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 145.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests in equity securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least three countries. The Fund has a flexible investment strategy and may invest in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A, C and P shares (September 30, 2013), the performance shown in the bar chart for Class A shares and the table for Classes A, C and P shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 28, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 28, 2012).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '13	9.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(6.80)%

Average Annual Total Returns - Principal Funds Inc - Global Opportunities Fund [Member]	Label	1 Year	Since Inception	Inception Date
MSCI All Country World Index (ACWI)	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	7.86%	7.92%
Class A	Class A Return Before Taxes	(5.42%)	5.12%	Dec. 28, 2012
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.67%)	4.03%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.87%)	3.71%
Class C	Class C Return Before Taxes	(1.68%)	5.80%	Dec. 28, 2012
Class P	Class P Return Before Taxes	0.57%	7.10%	Dec. 28, 2012
Institutional Class	Institutional Class Return Before Taxes	0.79%	7.34%	Dec. 28, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | International Equity Index Fund [Member]
INTERNATIONAL EQUITY INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Institutional Class	R-1	R-2	R-3	R-4	R-5
Shareholder Fee, Other | Principal Funds Inc | International Equity Index Fund [Member]	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - International Equity Index Fund [Member]	Institutional Class		R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (as a percentage of Assets)	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.09%		0.61%	0.53%	0.40%	0.36%	0.34%	176.33%	[1]
Acquired Fund Fees and Expenses	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Fee Waiver or Reimbursement	none	[2]	none	none	none	none	none	176.31%	[3]
Net Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	0.28%
Management Fees (as a percentage of Assets)	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.09%		0.61%	0.53%	0.40%	0.36%	0.34%	176.33%	[4]
Acquired Fund Fees and Expenses	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Fee Waiver or Reimbursement	none		none	none	none	none	none	176.18%	[5]
Net Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	0.41%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Based on estimated amounts for the current fiscal year (R-6).
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - International Equity Index Fund [Member]	Institutional Class		R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (as a percentage of Assets)	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.09%		0.61%	0.53%	0.40%	0.36%	0.34%	176.33%	[1]
Acquired Fund Fees and Expenses	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Fee Waiver or Reimbursement	none	[2]	none	none	none	none	none	176.31%	[3]
Net Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	0.28%
Management Fees (as a percentage of Assets)	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.09%		0.61%	0.53%	0.40%	0.36%	0.34%	176.33%	[4]
Acquired Fund Fees and Expenses	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Fee Waiver or Reimbursement	none		none	none	none	none	none	176.18%	[5]
Net Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	0.41%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Based on estimated amounts for the current fiscal year (R-6).
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - International Equity Index Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Institutional Class	36	113	197	443	36	113	197	443
R-1	124	387	670	1,477	124	387	670	1,477
R-2	111	347	601	1,329	111	347	601	1,329
R-3	93	290	504	1,120	93	290	504	1,120
R-4	74	230	401	894	74	230	401	894
R-5	61	192	335	750	61	192	335	750
R-6	29	775	1,157	1,635	42	787	1,169	1,646

Expense Example - Principal Funds Inc - International Equity Index Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Institutional Class	36	113	197	443	36	113	197	443
R-1	124	387	670	1,477	124	387	670	1,477
R-2	111	347	601	1,329	111	347	601	1,329
R-3	93	290	504	1,120	93	290	504	1,120
R-4	74	230	401	894	74	230	401	894
R-5	61	192	335	750	61	192	335	750
R-6	29	775	1,157	1,635	42	787	1,169	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 31.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE NR Index (the "Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets (Europe, Australia, New Zealand, and Far East, which includes Hong Kong, Japan and Singapore), excluding the United States and Canada. The Index includes growth and value stock and is rebalanced semi-annually. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in the securities that make up the Index, in the same approximate proportions as the Index. The Fund utilizes exchange-traded funds ("ETFs") and derivative strategies (including index futures) on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 30, 2009.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	17.39%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(20.25)%

Average Annual Total Returns - Principal Funds Inc - International Equity Index Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
MSCI EAFE NR Index [Member]	MSCI EAFE NR Index (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Institutional Class	Institutional Class Return Before Taxes	0.82%	6.10%	3.26%	Dec. 30, 2009
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.27%	4.83%	2.30%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.12%	4.92%	2.69%
R-1	Class R-1 Return Before Taxes	(0.13%)	5.18%	2.35%	Dec. 30, 2009
R-2	Class R-2 Return Before Taxes	0.10%	5.33%	2.48%	Dec. 30, 2009
R-3	Class R-3 Return Before Taxes	0.17%	5.53%	2.68%	Dec. 30, 2009
R-4	Class R-4 Return Before Taxes	0.48%	5.72%	2.88%	Dec. 30, 2009
R-5	Class R-5 Return Before Taxes	0.56%	5.84%	2.99%	Dec. 30, 2009
R-6	Class R-6 Return Before Taxes	0.75%	6.03%	3.19%	Dec. 30, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other classes.

Principal Funds Inc | International Small Company Fund
INTERNATIONAL SMALL COMPANY FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - International Small Company Fund	Class A	Class P	Institutional Class	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - International Small Company Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.05%		1.05%		1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	1.18%		0.18%		176.43%	[1]	1.18%		1.16%		0.18%		176.43%	[2]
Expenses (as a percentage of Assets)	2.48%		1.23%		177.48%		2.48%		2.21%		1.23%		177.48%
Fee Waiver or Reimbursement	0.88%	[3]	0.03%	[3]	176.41%	[3]	0.88%	[4]	0.96%	[4]	0.03%	[4]	176.28%	[4]
Net Expenses (as a percentage of Assets)	1.60%		1.20%		1.07%		1.60%		1.25%		1.20%		1.20%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A, 1.20% for Institutional Class and 1.20% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - International Small Company Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.05%		1.05%		1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	1.18%		0.18%		176.43%	[1]	1.18%		1.16%		0.18%		176.43%	[2]
Expenses (as a percentage of Assets)	2.48%		1.23%		177.48%		2.48%		2.21%		1.23%		177.48%
Fee Waiver or Reimbursement	0.88%	[3]	0.03%	[3]	176.41%	[3]	0.88%	[4]	0.96%	[4]	0.03%	[4]	176.28%	[4]
Net Expenses (as a percentage of Assets)	1.60%		1.20%		1.07%		1.60%		1.25%		1.20%		1.20%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A, 1.20% for Institutional Class and 1.20% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - International Small Company Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	704	1,201	1,723	3,148
Institutional Class	122	387	673	1,486
R-6	109	808	1,175	1,662
Class A	704	1,201	1,723	3,148
Class P	127	599	1,097	2,469
Institutional Class	122	387	673	1,486
R-6	122	820	1,186	1,673

Expense Example - Principal Funds Inc - International Small Company Fund - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	704	1,201	1,723	3,148	704	1,201	1,723	3,148
Class P					127	599	1,097	2,469
Institutional Class	122	387	673	1,486	122	387	673	1,486
R-6	109	808	1,175	1,662	122	820	1,186	1,673

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 49.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the MSCI World ex-USA Small Cap Index (as of November 30, 2016, this range was between approximately $8.0 million and $6.6 billion). The Fund may invest in equity securities regardless of style (growth or value). The Fund invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (December 31, 2014) and Class R-6 shares (January 3, 2017), the performance shown in the table for Institutional Class and Class R-6 shares is that of the Fund's Class A shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, which do not apply to Institutional Class or Class R-6 shares). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 11, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 11, 2014).
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	8.43%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(6.44)%

Average Annual Total Returns - Principal Funds Inc - International Small Company Fund	Label	1 Year		Since Inception		Inception Date
MSCI World ex USA Small Cap Index	MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	4.32%		(0.53%)
Class A	Class A Return Before Taxes	(4.72%)		(2.56%)		Jun. 11, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.72%)		(2.65%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.64%)		(1.87%)
Class P	Class P Return Before Taxes	0.51%	[1]	(0.30%)	[1]	Jun. 11, 2014
Institutional Class	Institutional Class Return Before Taxes	1.33%		(0.13%)		Jun. 11, 2014
R-6	Class R-6 Return Before Taxes	0.81%		(0.49%)		Jun. 11, 2014
[1]	During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Multi-Manager Equity Long/Short Fund
MULTI-MANAGER EQUITY LONG/SHORT FUND
Objective:
The Fund seeks long-term growth of capital with lower volatility than the global equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Multi-Manager Equity Long/Short Fund	Class A	Class P	Institutional Class	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Multi-Manager Equity Long/Short Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.57%		1.57%		1.57%		1.57%		1.57%		1.57%		1.57%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Component1 Other Expenses	0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Component2 Other Expenses	0.52%	[1]	0.34%	[1]	0.30%	[1]	0.52%	[2]	0.34%	[2]	0.34%	[2]	0.30%	[2]
Other Expenses (as a percentage of Assets):	1.30%		1.12%		1.08%		1.30%		1.12%		1.12%		1.08%
Acquired Fund Fees and Expenses	0.03%		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Expenses (as a percentage of Assets)	3.15%		2.72%		2.68%		3.15%		2.72%		2.72%		2.68%
Fee Waiver or Reimbursement	0.32%	[3]	0.24%	[3]	0.28%	[3]	0.32%	[4]	0.14%	[4]	0.24%	[4]	0.27%	[4]
Net Expenses (as a percentage of Assets)	2.83%		2.48%		2.40%		2.83%		2.58%		2.48%		2.41%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A, 1.67% for Institutional Class, and 1.60% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Multi-Manager Equity Long/Short Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.57%		1.57%		1.57%		1.57%		1.57%		1.57%		1.57%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Component1 Other Expenses	0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Component2 Other Expenses	0.52%	[1]	0.34%	[1]	0.30%	[1]	0.52%	[2]	0.34%	[2]	0.34%	[2]	0.30%	[2]
Other Expenses (as a percentage of Assets):	1.30%		1.12%		1.08%		1.30%		1.12%		1.12%		1.08%
Acquired Fund Fees and Expenses	0.03%		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Expenses (as a percentage of Assets)	3.15%		2.72%		2.68%		3.15%		2.72%		2.72%		2.68%
Fee Waiver or Reimbursement	0.32%	[3]	0.24%	[3]	0.28%	[3]	0.32%	[4]	0.14%	[4]	0.24%	[4]	0.27%	[4]
Net Expenses (as a percentage of Assets)	2.83%		2.48%		2.40%		2.83%		2.58%		2.48%		2.41%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A, 1.67% for Institutional Class, and 1.60% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Multi-Manager Equity Long/Short Fund - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years
Class A	820	1,440	820	1,440
Class P			261	831
Institutional Class	251	822	251	822
R-6	243	806	244	807

Expense Example - Principal Funds Inc - Multi-Manager Equity Long/Short Fund - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years
Class A	820	1,440	820	1,440
Class P			261	831
Institutional Class	251	822	251	822
R-6	243	806	244	807

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 31, 2016, the date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 412.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivatives on equity securities, at the time of purchase. Principal Global Investors, LLC (“PGI"), the Fund’s investment advisor, strategically allocates the Fund's assets among the investment strategies described below, which one or more of the Fund’s sub-advisors execute. In making these allocations, PGI seeks to combine the strategies of the sub-advisors to deliver long-term growth of capital with lower volatility than the global equity markets. PGI retains considerable latitude in allocating the Fund's assets. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies.
The Fund has a flexible investment strategy and invests in a broad range of equity securities, exchange-traded funds, and derivatives instruments. The Fund invests in U.S. and foreign, including emerging market, securities. Although the Fund focuses on securities of mid- to large-capitalization companies, it may invest in equity securities regardless of market capitalization size (small, medium or large). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund uses derivative instruments, including swaps, futures and options, to gain exposure to a variety of securities or mitigate volatility and forwards to manage its foreign currency exposure. The Fund uses hedging techniques to attempt to reduce the risk of investment positions. The Fund actively trades portfolio securities.
The Fund takes long and short positions in equity securities, exchange-traded funds, and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. A short position will benefit from a decrease in price of the underlying instrument and loses value if the price of the underlying instrument increases. The Fund also invests a portion of the proceeds it receives from short sales into long positions. Long positions profit if the price of the instrument increases. Simultaneously engaging in long investing and short selling seeks to reduce the net exposure of the overall portfolio to general market movements. The Fund will take relative value positions, which seek to capitalize on price differences between similar securities or relative value among securities of the same company.
European Macro/Fundamental. This strategy invests in long positions in equity securities of mid- to large-capitalization companies, primarily in Western Europe. Depending upon the market environment, the strategy also uses index futures to invest in short positions in individual securities and region, country, and sector indices. The strategy uses top-down macro-economic views (focusing on broader industry, sector and regional developments) to support a bottom-up (focusing on the fundamental analysis of individual issuers) security selection process.
Systematic Global. This strategy uses a systematic framework to invest in a diversified portfolio of long and short positions in U.S. and foreign equity securities. This strategy also uses swaps, exchange-listed futures, and currency forwards for investment purposes and may also use currency forwards to hedge foreign currency risk.
Systematic Quality/Value. This strategy uses a systematic framework to create a diversified portfolio of long and short equity positions in large capitalization U.S. companies, primarily in stocks within the S&P 500 Index. The sub-advisor purchases securities it believes to be undervalued and short positions it believes to be overvalued, based on its analysis of the issuer’s financial reports and market valuation.
Time Arbitrage. This strategy invests in long positions in value and growth securities of mid- to large-capitalization companies and in short positions that include, among other things, sector and market hedges and large, liquid single-name positions (meaning positions that are specific to one company). This strategy is primarily U.S.-focused with smaller exposures in Asia and Europe.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

European Focus Risk. A fund that focuses its investments in securities of European companies may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur or could continue to occur. Debt problems of the private or public sectors in a single European Union (EU) country can pose significant economic risks to the EU as a whole. Additionally, the United Kingdom's vote to leave the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity. As a result, the fund’s performance may be more volatile than the performance of a more geographically diversified fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investment may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance. In particular, investing the proceeds of short sales may amplify leverage risk.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
By investing the proceeds received from selling securities short, a fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a fund’s exposure to long securities positions and make any change in the fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy a fund employs will be successful during any period in which it is employed.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Performance

No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the HFRX Equity Hedge Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.

Principal Funds Inc | Opportunistic Municipal Fund [Member]
OPPORTUNISTIC MUNICIPAL FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Opportunistic Municipal Fund [Member]	Class A	Class C	Class P	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Principal Funds Inc - Opportunistic Municipal Fund [Member]		Class A	Class C	Class P	Institutional Class
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.05%	0.05%	0.05%	0.05%
Component2 Other Expenses		0.17%	0.27%	0.12%	1.87%
Other Expenses (as a percentage of Assets):		0.22%	0.32%	0.17%	1.92%
Expenses (as a percentage of Assets)		0.97%	1.82%	0.67%	2.42%
Fee Waiver or Reimbursement	[1]	0.02%	0.12%	none	1.75%
Net Expenses (as a percentage of Assets)		0.95%	1.70%	0.67%	0.67%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A,1.65% for Class C, and 0.62% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017 for Class P shares and June 30, 2018 for Class A, Class C and Institutional Class shares; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Principal Funds Inc - Opportunistic Municipal Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class P	68	214	373	835
Institutional Class	68	587	1,132	2,622
Class A	468	670	889	1,518
Class C	273	561	974	2,127

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | Opportunistic Municipal Fund [Member] | Class C | USD ($)	173	561	974	2,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 53.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Twenty-five percent or more of these may be from California. Municipal obligations pay interest that is exempt from federal income tax. The Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund is not managed to a particular maturity or duration.
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”) and exchange-traded funds (ETFs) to gain exposure to the municipal market.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in futures contracts to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.68% in securities rated Aaa	23.23% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
16.26% in securities rated Aa	11.37% in securities rated Ba	0.00% in securities rated Ca	21.14% in securities not rated
21.79% in securities rated A	5.53% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 10, 2015) and Class P shares (December 30, 2013), the performance shown in the table for Institutional Class and Class P shares is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, which do not apply to Institutional Class or Class P). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '14	6.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(6.58)%

Average Annual Total Returns - Principal Funds Inc - Opportunistic Municipal Fund [Member]	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays Municipal Bond Index [Member]	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.30%	2.83%
Class A	Class A Return Before Taxes	(4.05%)	3.44%	Jun. 14, 2012
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.05%)	3.42%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.83%)	3.55%
Class C	Class C Return Before Taxes	(2.01%)	3.52%	Jun. 14, 2012
Class P	Class P Return Before Taxes	(0.01%)	4.46%	Jun. 14, 2012
Institutional Class	Institutional Class Return Before Taxes	(0.06%)	4.37%	Jun. 14, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Origin Emerging Markets Fund
ORIGIN EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Origin Emerging Markets Fund	Class A	Class P	Institutional Class	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Origin Emerging Markets Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.19%		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	8.10%		0.05%		24.28%		8.10%		0.16%	[1]	0.05%		24.28%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	9.55%		1.25%		25.48%		9.55%		1.36%		1.25%		25.48%
Fee Waiver or Reimbursement	7.79%	[2]	none	[2]	24.26%	[2]	7.79%	[3]	none	[3]	none	[3]	24.21%	[3]
Net Expenses (as a percentage of Assets)	1.76%		1.25%		1.22%		1.76%		1.36%		1.25%		1.27%
[1]	Based on estimated amounts from the current fiscal year (Class P).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 1.25% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A,1.25% for Institutional Class, and 1.26% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Origin Emerging Markets Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	1.19%		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	8.10%		0.05%		24.28%		8.10%		0.16%	[1]	0.05%		24.28%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	9.55%		1.25%		25.48%		9.55%		1.36%		1.25%		25.48%
Fee Waiver or Reimbursement	7.79%	[2]	none	[2]	24.26%	[2]	7.79%	[3]	none	[3]	none	[3]	24.21%	[3]
Net Expenses (as a percentage of Assets)	1.76%		1.25%		1.22%		1.76%		1.36%		1.25%		1.27%
[1]	Based on estimated amounts from the current fiscal year (Class P).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 1.25% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A,1.25% for Institutional Class, and 1.26% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Origin Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	2,499	4,120	7,570
Institutional Class	127	397	686	1,511
R-6	124	4,385	7,080	10,240
Class A	719	2,499	4,120	7,570
Class P	138	431	745	1,635
Institutional Class	127	397	686	1,511
R-6	129	4,388	7,081	10,241

Expense Example - Principal Funds Inc - Origin Emerging Markets Fund - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	719	2,499	4,120	7,570	719	2,499	4,120	7,570
Class P					138	431	745	1,635
Institutional Class	127	397	686	1,511	127	397	686	1,511
R-6	124	4,385	7,080	10,240	129	4,388	7,081	10,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 69.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market country (an “emerging market security”) if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
"Emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (March 29, 2016), the performance shown in the table for
Class P shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class P shares. Where this adjustment for fees and expenses results in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class P (without respect to sales charges, which do not apply to Class P). These adjustments for Class P shares result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold on December 31, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).
During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	8.79%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(9.91)%

Average Annual Total Returns - Principal Funds Inc - Origin Emerging Markets Fund	Label	1 Year	Since Inception		Inception Date
MSCI Emerging Markets NR Index	MSCI Emerging Markets NR Index (reflects no deduction for fees, expenses, or taxes)	11.19%	(4.60%)
Class A	Class A Return Before Taxes	(4.12%)	(11.04%)	[1]	Dec. 31, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.97%)	(11.05%)	[1]
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.03%)	(8.18%)	[1]
Class P	Class P Return Before Taxes	1.83%	(8.99%)		Dec. 31, 2014
Institutional Class	Institutional Class Return Before Taxes	2.00%	(8.79%)		Dec. 31, 2014
R-6	Class R-6 Return Before Taxes	2.10%	(8.80%)		Dec. 31, 2014
[1]	During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Preferred Securities Fund [Member]
PREFERRED SECURITIES FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Preferred Securities Fund [Member]	Class A	Class C	Class J	Class P	Institutional Class	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Preferred Securities Fund [Member]		Class A		Class C		Class J		Class P	Institutional Class		R-1		R-2		R-3		R-4		R-5	R-6
Management Fees (as a percentage of Assets)		0.70%		0.70%		0.70%			0.70%		0.70%		0.70%		0.70%		0.70%		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.12%		0.11%		0.20%			0.06%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%			0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%			0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	176.96%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	176.23%	[4]
Net Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%			0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	0.73%
Management Fees (as a percentage of Assets)		0.70%		0.70%		0.70%		0.70%	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	[5]	1.00%	[5]	0.15%	[5]	none	none		0.35%	[5]	0.30%	[5]	0.25%	[5]	0.10%	[5]	none	none
Other Expenses (as a percentage of Assets):	[5]	0.12%		0.11%		0.20%		0.12%	0.06%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%		0.83%	0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	176.96%
Fee Waiver or Reimbursement		none		none		none		none	none		none		none		none		none		none	176.10%	[6]
Net Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%		0.83%	0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	0.86%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.82% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Preferred Securities Fund [Member]		Class A		Class C		Class J		Class P	Institutional Class		R-1		R-2		R-3		R-4		R-5	R-6
Management Fees (as a percentage of Assets)		0.70%		0.70%		0.70%			0.70%		0.70%		0.70%		0.70%		0.70%		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.12%		0.11%		0.20%			0.06%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%			0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%			0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	176.96%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	176.23%	[4]
Net Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%			0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	0.73%
Management Fees (as a percentage of Assets)		0.70%		0.70%		0.70%		0.70%	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	[5]	1.00%	[5]	0.15%	[5]	none	none		0.35%	[5]	0.30%	[5]	0.25%	[5]	0.10%	[5]	none	none
Other Expenses (as a percentage of Assets):	[5]	0.12%		0.11%		0.20%		0.12%	0.06%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%		0.83%	0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	176.96%
Fee Waiver or Reimbursement		none		none		none		none	none		none		none		none		none		none	176.10%	[6]
Net Expenses (as a percentage of Assets)		1.08%		1.82%		1.06%		0.83%	0.77%		1.59%		1.46%		1.28%		1.09%		0.97%	0.86%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.82% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Preferred Securities Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	481	706	948	1,643	481	706	948	1,643
Class C	285	573	985	2,137	285	573	985	2,137
Class J	208	337	585	1,294	208	337	585	1,294
Class P					85	265	460	1,025
Institutional Class	79	246	428	954	79	246	428	954
R-1	162	502	866	1,889	162	502	866	1,889
R-2	149	462	797	1,746	149	462	797	1,746
R-3	130	406	702	1,545	130	406	702	1,545
R-4	111	347	601	1,329	111	347	601	1,329
R-5	99	309	536	1,190	99	309	536	1,190
R-6	75	800	1,176	1,657	88	812	1,187	1,668

Expense Example - Principal Funds Inc - Preferred Securities Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	481	706	948	1,643	481	706	948	1,643
Class C	285	573	985	2,137	285	573	985	2,137
Class J	208	337	585	1,294	208	337	585	1,294
Class P					85	265	460	1,025
Institutional Class	79	246	428	954	79	246	428	954
R-1	162	502	866	1,889	162	502	866	1,889
R-2	149	462	797	1,746	149	462	797	1,746
R-3	130	406	702	1,545	130	406	702	1,545
R-4	111	347	601	1,329	111	347	601	1,329
R-5	99	309	536	1,190	99	309	536	1,190
R-6	75	800	1,176	1,657	88	812	1,187	1,668

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Preferred Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C	185	573	985	2,137
Class J	108	337	585	1,294
Class C	185	573	985	2,137
Class J	108	337	585	1,294

Expense Example, No Redemption - Principal Funds Inc - Preferred Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C	185	573	985	2,137
Class J	108	337	585	1,294
Class C	185	573	985	2,137
Class J	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 13.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities (“CoCos”). Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. The Fund also invests up to 40% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade).
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance) industry. The Fund also regularly invests in the real estate investment trust ("REIT") and utility industries.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	67.25% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
2.83% in securities rated Aa	17.30% in securities rated Ba	0.00% in securities rated Ca	0.54% in securities not rated
9.49% in securities rated A	2.59% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a fund’s control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Utilities Sector Risk. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5 and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (September 27, 2010), and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes C, P and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold May 1, 2002.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	38.89%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(20.97)%

Average Annual Total Returns - Principal Funds Inc - Preferred Securities Fund [Member]	Label	1 Year	5 Years	10 Years
BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	2.32%	6.82%	2.74%
BofA Merrill Lynch U.S. All Capital Securities Index	BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	3.81%	none	none
BofA Merrill Lynch U.S. Capital Securities Index [Member]	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	5.21%	8.03%	5.26%
Preferreds Blended Index [Member]	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	3.76%	7.73%	3.80%
Class A	Class A Return Before Taxes	(0.53%)	6.92%	5.49%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.09%)	4.77%	3.36%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.44%	4.73%	3.52%
Class C	Class C Return Before Taxes	1.74%	6.93%	5.10%
Class J	Class J Return Before Taxes	2.51%	7.63%	5.63%
Class P	Class P Return Before Taxes	3.68%	8.00%	6.08%
Institutional Class	Institutional Class Return Before Taxes	3.72%	8.08%	6.21%
R-1	Class R-1 Return Before Taxes	2.89%	7.18%	5.32%
R-2	Class R-2 Return Before Taxes	3.05%	7.31%	5.45%
R-3	Class R-3 Return Before Taxes	3.32%	7.52%	5.65%
R-4	Class R-4 Return Before Taxes	3.52%	7.71%	5.83%
R-5	Class R-5 Return Before Taxes	3.52%	7.86%	5.96%
R-6	Class R-6 Return Before Taxes	3.63%	7.97%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are as follows: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Effective January 1, 2017, the Fund’s primary benchmark changed from the BofA Merrill Lynch Fixed Rate Preferred Securities Index to the BofA Merrill Lynch U.S. All Capital Securities Index because the BofA Merrill Lynch U.S. All Capital Securities Index more closely aligns with the Fund’s investments.

Principal Funds Inc | Real Estate Allocation Fund
REAL ESTATE ALLOCATION FUND
Objective:
The Fund seeks to provide total return with income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Real Estate Allocation Fund	Class A	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Principal Funds Inc - Real Estate Allocation Fund		Class A	Institutional Class
Management Fees (as a percentage of Assets)		none	none
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		9.03%	22.98%
Acquired Fund Fees and Expenses		0.77%	0.77%
Expenses (as a percentage of Assets)		10.05%	23.75%
Fee Waiver or Reimbursement	[1]	8.78%	22.83%
Net Expenses (as a percentage of Assets)		1.27%	0.92%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A and 0.15% for Institutional Class shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Principal Funds Inc - Real Estate Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	672	2,544	4,232	7,760
Institutional Class	94	4,154	6,835	10,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 76.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mutual funds that invest in the real estate industry at the time of purchase. The Fund operates as a fund of funds and currently invests in the following underlying funds of Principal Funds, Inc.: Global Real Estate Securities Fund and Real Estate Debt Income Fund. The underlying funds invest in equity and debt real estate securities of U.S. and non-U.S. issuers and are both concentrated in the real estate industry; therefore, the Real Estate Allocation Fund is considered concentrated in the real estate industry as well. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Fund allocates its investments between the underlying funds, 25% to 75% in each underlying fund, based on qualitative and quantitative analysis. The Fund, without shareholder approval, may add, remove or substitute underlying funds when it deems appropriate.

Principal Risks

The diversification of the Fund is designed to moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Funds of Funds Risk
Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '16	2.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(4.72)%

Average Annual Total Returns - Principal Funds Inc - Real Estate Allocation Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays CMBS ERISA Eligible Index	Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses, or taxes)	3.32%	2.14%
FTSE EPRA/NAREIT Developed Markets Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	4.06%	1.61%
Real Estate Allocation Blended Index	Real Estate Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)	3.90%	2.04%
Class A	Class A Return Before Taxes	(4.09%)	(2.14%)	Dec. 31, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.19%)	(3.20%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.10%)	(2.03%)
Institutional Class	Institutional Class Return Before Taxes	1.92%	1.01%	Dec. 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Real Estate Allocation Blended Index are as follows: 50% Bloomberg Barclays CMBS ERISA Eligible Index and 50% FTSE EPRA/NAREIT Developed Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Funds Inc | Real Estate Debt Income Fund
REAL ESTATE DEBT INCOME FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Real Estate Debt Income Fund	Class A	Class P	Institutional Class	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Real Estate Debt Income Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	0.24%		0.08%		176.30%	[1]	0.24%		8.85%		0.08%		176.30%	[2]
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	1.05%		0.64%		176.86%		1.05%		9.41%		0.64%		176.86%
Fee Waiver or Reimbursement	0.04%	[3]	none	[3]	176.28%	[3]	0.04%	[4]	8.65%	[4]	none	[4]	176.15%	[4]
Net Expenses (as a percentage of Assets)	1.01%		0.64%		0.58%		1.01%		0.76%		0.64%		0.71%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A, 0.70% for Institutional Class and 0.70% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Real Estate Debt Income Fund	Apr. 07, 2017 Class A		Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A		Dec. 31, 2016 Class P		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees	0.25%		none		none		0.25%		none		none		none
Other Expenses (as a percentage of Assets):	0.24%		0.08%		176.30%	[1]	0.24%		8.85%		0.08%		176.30%	[2]
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	1.05%		0.64%		176.86%		1.05%		9.41%		0.64%		176.86%
Fee Waiver or Reimbursement	0.04%	[3]	none	[3]	176.28%	[3]	0.04%	[4]	8.65%	[4]	none	[4]	176.15%	[4]
Net Expenses (as a percentage of Assets)	1.01%		0.64%		0.58%		1.01%		0.76%		0.64%		0.71%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A, 0.70% for Institutional Class and 0.70% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Real Estate Debt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	474	693	929	1,606
Institutional Class	65	205	357	798
R-6	59	790	1,168	1,648
Class A	474	693	929	1,606
Class P	78	1,954	3,668	7,335
Institutional Class	65	205	357	798
R-6	73	803	1,180	1,660

Expense Example - Principal Funds Inc - Real Estate Debt Income Fund - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	474	693	929	1,606	474	693	929	1,606
Class P					78	1,954	3,668	7,335
Institutional Class	65	205	357	798	65	205	357	798
R-6	59	790	1,168	1,648	73	803	1,180	1,660

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 20.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of U.S. companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. Of those real estate industry investments, the Fund will invest primarily in securitized products, including commercial mortgage-backed securities (“CMBS”), which are bonds that are secured by first mortgages on commercial real estate. The Fund will also invest in debt and preferred securities issued by REITs. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

34.05% in securities rated Aaa	15.13% in securities rated Baa	1.99% in securities rated Caa	0.00% in securities rated D
7.40% in securities rated Aa	1.65% in securities rated Ba	0.00% in securities rated Ca	21.63% in securities not rated
8.96% in securities rated A	9.19% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (June 15, 2015) and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes P and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 31, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '16	4.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(2.78)%

Average Annual Total Returns - Principal Funds Inc - Real Estate Debt Income Fund	Label	1 Year		Since Inception		Inception Date
Bloomberg Barclays CMBS ERISA Eligible Index	Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses, or taxes)	3.32%		2.14%
Class A	Class A Return Before Taxes	(0.93%)	[1]	(1.02%)	[1]	Dec. 31, 2014
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.11%)	[1]	(2.31%)	[1]
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.53%)	[1]	(1.36%)	[1]
Class P	Class P Return Before Taxes	2.08%		0.55%		Dec. 31, 2014
Institutional Class	Institutional Class Return Before Taxes	2.23%		0.70%		Dec. 31, 2014
R-6	Class R-6 Return Before Taxes	2.20%		0.63%		Dec. 31, 2014
[1]	During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | Small-MidCap Dividend Income Fund [Member]
SMALL-MIDCAP DIVIDEND INCOME FUND
Objective:
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member]	Class A	Class C	Class P	Institutional Class	R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member]	Apr. 07, 2017 Class A	Apr. 07, 2017 Class C	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A	Dec. 31, 2016 Class C	Dec. 31, 2016 Class P	Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.78%	0.78%	0.78%		0.78%		0.78%	0.78%	0.78%	0.78%		0.78%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none		0.25%	1.00%	none	none		none
Other Expenses (as a percentage of Assets):	0.14%	0.16%	0.04%		176.25%	[1]	0.14%	0.16%	0.09%	0.04%		176.25%	[2]
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%		0.33%		0.33%	0.33%	0.33%	0.33%		0.33%
Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		177.36%		1.50%	2.27%	1.20%	1.15%		177.36%
Fee Waiver or Reimbursement	none	none	none	[3]	176.23%	[3]	none	none	none	none	[4]	176.15%	[4]
Net Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		1.13%		1.50%	2.27%	1.20%	1.15%		1.21%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class and 0.88% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member]	Apr. 07, 2017 Class A	Apr. 07, 2017 Class C	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Class A	Dec. 31, 2016 Class C	Dec. 31, 2016 Class P	Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.78%	0.78%	0.78%		0.78%		0.78%	0.78%	0.78%	0.78%		0.78%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none		0.25%	1.00%	none	none		none
Other Expenses (as a percentage of Assets):	0.14%	0.16%	0.04%		176.25%	[1]	0.14%	0.16%	0.09%	0.04%		176.25%	[2]
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%		0.33%		0.33%	0.33%	0.33%	0.33%		0.33%
Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		177.36%		1.50%	2.27%	1.20%	1.15%		177.36%
Fee Waiver or Reimbursement	none	none	none	[3]	176.23%	[3]	none	none	none	none	[4]	176.15%	[4]
Net Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		1.13%		1.50%	2.27%	1.20%	1.15%		1.21%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class and 0.88% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	694	998	1,323	2,242	694	998	1,323	2,242
Class C	330	709	1,215	2,605	330	709	1,215	2,605
Class P					122	381	660	1,455
Institutional Class	117	365	633	1,398	117	365	633	1,398
R-6	115	819	1,187	1,673	123	826	1,195	1,680

Expense Example - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member] - USD ($)	Apr. 07, 2017 Expense Example, with Redemption, 1 Year	Apr. 07, 2017 Expense Example, with Redemption, 3 Years	Apr. 07, 2017 Expense Example, with Redemption, 5 Years	Apr. 07, 2017 Expense Example, with Redemption, 10 Years	Dec. 31, 2016 Expense Example, with Redemption, 1 Year	Dec. 31, 2016 Expense Example, with Redemption, 3 Years	Dec. 31, 2016 Expense Example, with Redemption, 5 Years	Dec. 31, 2016 Expense Example, with Redemption, 10 Years
Class A	694	998	1,323	2,242	694	998	1,323	2,242
Class C	330	709	1,215	2,605	330	709	1,215	2,605
Class P					122	381	660	1,455
Institutional Class	117	365	633	1,398	117	365	633	1,398
R-6	115	819	1,187	1,673	123	826	1,195	1,680

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	230	709	1,215	2,605
Total	230	709	1,215	2,605

Expense Example, No Redemption - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member] - Class C - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	230	709	1,215	2,605
Total	230	709	1,215	2,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 25.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. For this Fund, companies with small to medium market capitalizations are those with market capitalizations similar to companies in the Russell 2500 Value Index (as of November 30, 2016, the range of the index was between approximately $48.6 million and $18.9 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, master limited partnerships, and royalty trusts.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Royalty Trust Risk. Royalty trust revenues and cash flows could be adversely affected by a sustained decline in demand for natural resource and related products resulting from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand, or other conditions. Rising interest rates could adversely affect the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (June 14, 2012) and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes C and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 6, 2011.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 6, 2011).
During 2011, the Fund processed a significant (relative to Class P) "As-Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '13	12.32%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(8.49)%

Average Annual Total Returns - Principal Funds Inc - Small-MidCap Dividend Income Fund [Member]	Label	1 Year	5 Years	Since Inception		Inception Date
Russell 2500 Value Index [Member]	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	25.20%	15.04%	12.12%
Class A	Class A Return Before Taxes	22.53%	13.64%	11.94%		Jun. 06, 2011
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	21.47%	12.49%	10.83%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	13.07%	10.61%	9.26%
Class C	Class C Return Before Taxes	27.65%	14.02%	12.15%		Jun. 06, 2011
Class P	Class P Return Before Taxes	30.02%	15.26%	13.61%	[1]	Jun. 06, 2011
Institutional Class	Institutional Class Return Before Taxes	30.05%	15.39%	13.54%		Jun. 06, 2011
R-6	Class R-6 Return Before Taxes	29.99%	15.33%	13.45%		Jun. 06, 2011
[1]	During 2011, the Fund processed a significant (relative to Class P) "As-Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Principal Funds Inc | SystematEx International Fund
SYSTEMATEX INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Institutional Class	R-6
Shareholder Fee, Other | Principal Funds Inc | SystematEx International Fund	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnote and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - SystematEx International Fund	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.60%		0.60%		0.60%		0.60%
Distribution and Service (12b-1) Fees	none		none		none		none
Other Expenses (as a percentage of Assets):	1.01%		0.51%		1.01%		0.51%
Expenses (as a percentage of Assets)	1.61%		1.11%		1.61%		1.11%
Fee Waiver or Reimbursement	0.86%	[1]	0.49%	[1]	0.86%	[2]	0.49%	[2]
Net Expenses (as a percentage of Assets)	0.75%		0.62%		0.75%		0.62%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class and 0.62% for R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - Principal Funds Inc - SystematEx International Fund	Apr. 07, 2017 Institutional Class		Apr. 07, 2017 R-6		Dec. 31, 2016 Institutional Class		Dec. 31, 2016 R-6
Management Fees (as a percentage of Assets)	0.60%		0.60%		0.60%		0.60%
Distribution and Service (12b-1) Fees	none		none		none		none
Other Expenses (as a percentage of Assets):	1.01%		0.51%		1.01%		0.51%
Expenses (as a percentage of Assets)	1.61%		1.11%		1.61%		1.11%
Fee Waiver or Reimbursement	0.86%	[1]	0.49%	[1]	0.86%	[2]	0.49%	[2]
Net Expenses (as a percentage of Assets)	0.75%		0.62%		0.75%		0.62%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class and 0.62% for R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Principal Funds Inc - SystematEx International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	77	424	795	1,838
R-6	63	304	564	1,308

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 22, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 60.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 3 countries and at least 40% of its net assets in foreign securities. The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks. In an attempt to match or exceed the performance of the Fund's benchmark index, the Fund uses a systematic approach to purchase certain equity securities in the index and to exclude or adjust the weight of certain equity securities relative to the index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 22, 2015).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	6.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	(2.08)%

Average Annual Total Returns - Principal Funds Inc - SystematEx International Fund	Label	1 Year	Since Inception	Inception Date
MSCI EAFE NR Index [Member]	MSCI EAFE NR Index (reflects no deduction for fees, expenses, or taxes)	1.00%	3.93%
Institutional Class	Institutional Class Return Before Taxes	1.19%	4.11%	Sep. 22, 2015
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.77%	3.67%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.19%	3.22%
R-6	Class R-6 Return Before Taxes	1.39%	4.26%	Sep. 22, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Principal Funds Inc | SystematEx Large Value Fund
SYSTEMATEX LARGE VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	USD ($)
Shareholder Fee, Other | Principal Funds Inc | SystematEx Large Value Fund | R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	Principal Funds Inc SystematEx Large Value Fund R-6
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.74%	[1]
Net Expenses (as a percentage of Assets)	0.43%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.42% for R-6 shares. It is expected that the expense limit will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | SystematEx Large Value Fund | R-6 | USD ($)	44	298	572	1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 22, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 60.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of November 30, 2016 ranged between approximately $499.2 million and $605.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. In an attempt to match or exceed the performance of the Fund's benchmark index, the Fund uses a systematic approach to purchase certain equity securities in the index and to exclude or adjust the weight of certain equity securities relative to the index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 22, 2015).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '16	6.78%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	1.63%

Average Annual Total Returns - Principal Funds Inc - SystematEx Large Value Fund	Label	1 Year	Since Inception	Inception Date
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	17.85%
R-6	Class R-6 Return Before Taxes	14.87%	16.04%	Sep. 22, 2015
R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	13.87%	14.90%
R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distributions and Sale of Fund Shares	8.42%	11.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.